Contractual Maturities of Debt Securities (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Amortized Cost Maturities:
Within one year	$ 466.0
One to five years	717.3
Six to ten years	0.2
AMORTIZED COST	1,183.5	900.7
Fair Value Maturities:
Within one year	468.2
One to five years	724.3
Six to ten years	0.2
FAIR VALUE	$ 1,192.7	$ 910.1